RESTRICTED CASH (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Restricted Cash [Abstract]
Operations	$ 195	$ 135
Credit obligations	85	104
Development projects	4	11
Restricted Cash And Cash Equivalents, net	284	250
Less: non-current	103	129
Current	$ 181	$ 121